Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

The Company has two loan agreements with Daniel M. Wallach, our CEO, and his wife, pursuant to which they provide the Company with the Wallach LOC and the Wallach Trust LOC. The agreements lay out the terms under which those members can lend money to us, providing that we desire the funds and the members wish to lend. The interest rate on both the Wallach LOC and the Wallach Trust LOC generally equals prime plus 3%, as more fully described in Note 7.

The Company has a loan agreement with William Myrick, our EVP (the “Myrick LOC Agreement”), pursuant to which Mr. Myrick provides us with the Myrick LOC. The Myrick LOC Agreement lays out the terms under which Mr. Myrick can lend money to us, providing that we desire the funds and Mr. Myrick wish to lend. The rate on the Myrick LOC generally equals prime plus 3%, as more fully described in Note 7.

Two of our managers each own 1% of our Class A common units. Barbara L. Harshman, our EVP of Operations, owns 2% of our Class A common units. Mr. Myrick owns 15.3% of our Class A common units.

Mr. Wallach and his wife’s parents own 18.05 and 1.64 of our Series C Preferred Units, respectively. One of our managers, Gregory L. Sheldon, owns 6.31 of our Series C Preferred Units.

The Company has a Senior Subordinated Promissory Note with the parents of Mr. Wallach for $375. The interest rate on the promissory note is 10% and the lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice, as more fully described in Note 7.

A son of one of our Managers is a minor participant in the Shuman LOC, which is more fully described in Note 7. In addition, Mr. Summers’ son is a lender to the Company pursuant to a New LOC Agreement, with principal not to exceed $2,000.

During 2021, Mr. Myrick purchased two loans from the Company for approximately $141 and both loans were serviced by the company as of December 31, 2021. One loan paid off during 2022 and the second loan was serviced by the Company as of December 31, 2022. In addition, during 2022, Mr. Myrick purchased one loan for approximately $24 after which was sold to Mr. Wallach and as of December 31, 2022 this loan was serviced by the Company.

During 2021, one of our managers purchased one loans from the Company for $405. The loan paid off during 2022 and the proceeds were used to purchase another loan for $417. The loan was serviced by the company as of December 31, 2022.

The Hoskins Group has a preferred equity interest in the Company. In addition, the Company has issued Series B Preferred Units to the Hoskins Group, as more fully described in Note 9 – Members’ Capital.

The Company has accepted investments under the Notes Program from employees, managers, members, and relatives of managers and members, with $3,600 outstanding at December 31, 2022. For the years ended December 31, 2022 and 2021 our investments from affiliates which exceed $120 through our Notes Program and other unsecured debt are detailed below:

	Relationship to	Amount invested as of		Weighted average interest rate as of	Interest earned during the year ended
	Shepherd’s	December 31,		December 31,	December 31,
Investor	Finance	2022	2021	2022	2022	2021
Eric A. Rauscher	Independent Manager	$475	$475	10.00%	$48	$36

Capture HD Inc., Defined Benefit Plan & Trust	Sponsor is Brother of Employee	–	1,000	–%	–	149

David Wallach Living Trust	Father of Member	366	571	7.35%	66	58

Gregory L. Sheldon	Independent Manager	598	577	8.39%	41	59

Joseph Rauscher	Parent of Independent Manager	144	195	7.00%	7	21

Kenneth Summers	Independent Manager	208	100	6.00%	4	1

Schultz Family Revocable Living Trust	Trustee is Mother -in-Law of Member	178	148	8.39%	13	15

Kimberly Bedford	Employee	314	148	8.01%	14	16

Lamar Sheldon	Parent of Independent Manager	253	253	9.03%	23	23

Rose Stokes	Employee	200	-	7.63%	6	–

Scott Summers	Son of Independent Manager	500	–	6.00%	10	–

Wallach Educational Trust	Member	162	88	11.00%	11	12

See Note 14, Subsequent Events, to our consolidated financial statements, for information regarding the redemption of our Series B Preferred Units, redemption of our Series C Preferred Units, and issuances of additional Class A common units subsequent to December 31, 2022.